United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/20

Date of Reporting Period: 05/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | FGUAX	Institutional | FGUSX	Service | FEUSX	R6 | FGULX

Federated Government Ultrashort Duration Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Government Ultrashort Fund)
Fund Established 1997

A Portfolio of Federated Institutional Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Institutional Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Government Ultrashort Duration Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Government Ultrashort Duration Fund (the “Fund”),1 based on net asset value for the 12-month reporting period ended May 31, 2020, was 1.92% for Class A Shares, 2.12% for Institutional Shares, 2.12% for Service Shares and 2.14% for Class R6 Shares. The 2.14% total return for Class R6 Shares for the reporting period consisted of 1.74% in dividends and a 0.40% increase in the net asset value of the shares. The total return of the ICE BofAML 6-Month Treasury Bill Index (BAML6MT),2 the Fund’s broad-based securities market index, was 2.37% for the same period. The Fund’s total return for the most recently completed fiscal period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.
The Fund’s investment strategy focused on the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”) and the selection of individual securities3 within each sector (referred to as “security selection”). These were the most significant factors affecting the Fund’s performance relative to the BAML6MT.
The following discussion will focus on the performance of the Fund’s Class R6 Shares.
MARKET OVERVIEW
The 12-month period ended May 31, 2020 brought extraordinary and unprecedented action by the Federal Reserve (“the Fed”). Early in the reporting period, concerns over escalating trade conflicts and other global uncertainties led to a dramatic shift in market expectations regarding future Fed monetary policy actions. On the heels of a three year tightening cycle that raised the Fed Funds Target Range by 2.25%, the Fed reversed course in July 2019, seven months after its last tightening move in December 2018. The Fed eased three times in the second half of 2019, lowering the Fed Funds Target Range from a range of 2.25% to 2.5%, down to 1.5% to 1.75% at the end of 2019. At that time, Fed Chairman Powell characterized monetary policy as being in “a good place,” and the Fed was expected to remain on hold for some time.
The novel coronavirus pandemic and the global shutdown to contain the spread of COVID-19 altered the economic and fiscal landscape considerably. Heading into March 2020, there was still lingering hope that the economic impact of the virus could be contained; however, the growing uncertainties led to extreme market volatility in all markets as the month progressed. As the market stress led to dislocations in the vital Treasury and agency markets, the Fed took unprecedented steps to the limit of its authority to restore market functioning and liquidity. These steps included aggressive easing of traditional monetary policy, as the Fed lowered the Fed Funds Target Range a full 1.5% in two separate emergency actions, bringing short-term interest rates on
Annual Shareholder Report

government securities down close to zero percent. The Fed also initiated massive purchases of Treasury and agency mortgage-backed securities (“MBS”)4 in an effort to counteract the signs of illiquidity that had become evident in those important markets. The central bank resurrected facilities last used in the global financial crisis to boost liquidity in various markets and created new ones to address strains in other areas, under the authority granted by Section 13(3) of the Federal Reserve Act. The Fed was not the only central bank to act, as the crisis hit hard in markets across the globe. The Fed’s actions in March and April were successful at restoring market functioning and liquidity to many markets and were followed by massive fiscal stimulus and support in the weeks that followed. By the end of the reporting period in May 2020, while profound health and economic uncertainties remained, market behavior had improved enough that the Fed began reducing the amount of Treasury securities and agency MBS it was purchasing on an ongoing basis.
Movements in the yield on the 6-Month Treasury Bill Rate reflected the dramatic action that took place during the reporting period. Beginning the period at a robust 2.35%, the yield declined gradually with the Fed’s telegraphed easing actions in 2019, ending 2019 at 1.6%. After remaining range-bound for much of January and February, the Fed’s aggressive monetary policy actions, amidst a flight-to-quality by market participants toward the safe haven of the Treasury bill market, drove the yield on the 6-Month Treasury Bill Rate down to near zero by late March. As market conditions stabilized in April and May and buoyed by the issuance of almost $1 trillion in net new Treasury bills to fund massive fiscal stimulus demands, the yield retreated from the zero lower bound to end the reporting period at 0.17%.
SECTOR
As of the end of the reporting period, approximately 60% of the portfolio holdings were in MBS, up from 56% at the end of May 31, 2019.4 This sector offered incremental yield relative to traditional government money market securities through higher yields, particularly given the move by the Fed to bring short-term interest rates to the zero lower bound. Market dislocations in March led to price declines in this sector until Fed actions restored market functioning in the weeks that followed. Although price movements in the short-duration floating-rate securities held by the Fund recaptured all and more of the drop in values experienced in March, the Fund holdings could not keep pace with the safe haven nature of the Treasury bill market during a time of crisis. As a result, the Fund underperformed the BAML6MT over the reporting period.
SECURITY SELECTION
The Fund invests primarily in two types of mortgage-backed securities: hybrid-arm pass-throughs and floating-rate collateralized mortgage obligations (CMOs). These types of MBS held within the portfolio typically have less spread and price volatility than fixed-rate MBS. During the reporting period,
Annual Shareholder Report

Fund management continued to favor floating-rate CMOs because of their relatively low price volatility, shorter reset frequencies and the incremental yield available relative to traditional government money market securities. As of the end of the reporting period, 59% of the Fund’s assets were allocated to this security type. These holdings reset off of the 1-Month LIBOR Rate, which remained at elevated levels for a period of time relative to government money market securities during the extreme market conditions at the end of the first quarter. As a result, the income earned by these holdings benefitted Fund performance during the reporting period relative to other alternatives.
1	The Fund is not a “money market” fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant SEC rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and further information about, the BAML6MT.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Ultrashort Duration Fund from July 31, 2010 to May 31, 2020, compared to the ICE BofAML US 6-Month Treasury Bill Index (BAML6MT).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of May 31, 2020
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). Effective December 1, 2019, Class A Shares maximum sales charge of 2.00% has been eliminated.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 5/31/2020
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	1.92%	0.84%	0.39%
Institutional Shares	2.12%	1.26%	0.82%
Service Shares	2.12%	1.16%	0.72%
Class R6 Shares[3]	2.14%	1.23%	0.66%
BAML6MT	2.37%	1.43%	0.82%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). Effective December 1, 2019, Class A Shares maximum sales charge of 2.00% has been eliminated. The Fund’s performance assumes the reinvestment of all dividends and distributions. The BAML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BAML6MT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The BAML6MT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund’s Class R6 Shares commenced operations on March 29, 2016. For the periods prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares Class. The performance of the Institutional Shares Class has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares Class.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	62.3%
U.S. Government Agency Securities	13.1%
U.S. Treasuries	11.5%
Repurchase Agreements—Cash	15.6%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
May 31, 2020
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal National Mortgage Association ARM—0.3%
$96,625		2.009%, 9/1/2027	$97,172
686,352		2.948%, 4/1/2033	685,659
143,343		3.271%, 5/1/2040	145,834
29,894		3.271%, 5/1/2040	30,417
123,704		3.271%, 8/1/2040	125,784
205,977		3.325%, 7/1/2033	211,671
28,667		3.547%, 5/1/2036	30,066
101,959		3.695%, 3/1/2033	106,932
12,159		3.840%, 2/1/2033	12,752
7,527		3.915%, 12/1/2032	7,894
201,461		4.015%, 4/1/2024	204,522
307,810		4.190%, 6/1/2036	322,824
586,083		4.295%, 8/1/2034	614,671
433,220		4.391%, 9/1/2037	450,516
277,236		4.396%, 9/1/2035	290,759
115,280		4.470%, 6/1/2036	120,604
13,518		4.532%, 8/1/2032	13,840
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,452,588)	3,471,917
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—61.1%
		Fannie Mae—0.2%
166,170		Fannie Mae BA 4035, Class FB, 0.668% (1-month USLIBOR +0.500%), 8/25/2039	166,839
63,463		Fannie Mae FA, Class FD, 0.668% (1-month USLIBOR +0.500%), 9/25/2038	63,445
1,967,150		Fannie Mae GS 3381, Class NF, 0.768% (1-month USLIBOR +0.600%), 2/25/2037	1,975,649
		TOTAL	2,205,933
		Federal Home Loan Mortgage Corporation REMIC—17.4%
6,516		Series 1146, Class E, 1.233% (1-month USLIBOR +1.050%), 9/15/2021	6,519
200,530		Series 1534, Class J, 1.083% (1-month USLIBOR +0.900%), 6/15/2023	201,176
189,582		Series 1632, Class FB, 1.383% (1-month USLIBOR +1.200%), 11/15/2023	190,612
133,395		Series 2111, Class MA, 0.683% (1-month USLIBOR +0.500%), 1/15/2029	134,110
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$136,295		Series 2111, Class MB, 0.683% (1-month USLIBOR +0.500%), 1/15/2029	$137,025
139,195		Series 2111, Class MC, 0.683% (1-month USLIBOR +0.500%), 1/15/2029	139,940
82,831		Series 2286, Class FA, 0.583% (1-month USLIBOR +0.400%), 2/15/2031	83,058
5,191		Series 2292, Class KF, 0.418% (1-month USLIBOR +0.250%), 7/25/2022	5,184
196,001		Series 2296, Class FC, 0.683% (1-month USLIBOR +0.500%), 6/15/2029	196,753
299,900		Series 2326, Class FJ, 1.133% (1-month USLIBOR +0.950%), 6/15/2031	304,455
470,432		Series 2344, Class FP, 1.133% (1-month USLIBOR +0.950%), 8/15/2031	477,723
217,172		Series 2367, Class FG, 0.803% (1-month USLIBOR +0.620%), 6/15/2031	219,129
87,286		Series 2380, Class FI, 0.783% (1-month USLIBOR +0.600%), 6/15/2031	88,014
550,271		Series 2380, Class FL, 0.783% (1-month USLIBOR +0.600%), 11/15/2031	554,199
299,664		Series 2386, Class FE, 0.883% (1-month USLIBOR +0.700%), 6/15/2031	303,002
121,827		Series 2389, Class FI, 0.933% (1-month USLIBOR +0.750%), 6/15/2031	123,394
31,306		Series 2395, Class FT, 0.633% (1-month USLIBOR +0.450%), 12/15/2031	31,463
48,495		Series 2396, Class FL, 0.783% (1-month USLIBOR +0.600%), 12/15/2031	48,773
349,810		Series 2412, Class OF, 1.133% (1-month USLIBOR +0.950%), 12/15/2031	355,121
278,524		Series 2418, Class FO, 1.083% (1-month USLIBOR +0.900%), 2/15/2032	280,797
169,609		Series 242, Class F29, 0.433% (1-month USLIBOR +0.250%), 11/15/2036	168,975
128,947		Series 244, Class F22, 0.533% (1-month USLIBOR +0.350%), 12/15/2036	128,714
303,811		Series 244, Class F30, 0.483% (1-month USLIBOR +0.300%), 12/15/2036	303,042
104,819		Series 2451, Class FC, 1.183% (1-month USLIBOR +1.000%), 5/15/2031	106,615
10,546		Series 2452, Class FG, 0.733% (1-month USLIBOR +0.550%), 3/15/2032	10,641
157,213		Series 2460, Class FE, 1.183% (1-month USLIBOR +1.000%), 6/15/2032	159,985
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$75,651		Series 2470, Class FI, 0.583% (1-month USLIBOR +0.400%), 10/15/2026	$75,859
106,268		Series 2470, Class FW, 1.183% (1-month USLIBOR +1.000%), 5/15/2031	108,016
101,746		Series 2470, Class FX, 1.183% (1-month USLIBOR +1.000%), 5/15/2031	103,420
157,919		Series 2470, Class GF, 1.183% (1-month USLIBOR +1.000%), 6/15/2032	160,703
84,520		Series 2471, Class FS, 0.683% (1-month USLIBOR +0.500%), 2/15/2032	84,994
393,583		Series 2475, Class FL, 1.183% (1-month USLIBOR +1.000%), 2/15/2032	400,638
262,388		Series 2476, Class FC, 1.183% (1-month USLIBOR +1.000%), 2/15/2032	267,091
165,115		Series 2477, Class FD, 0.583% (1-month USLIBOR +0.400%), 7/15/2032	165,644
222,957		Series 2479, Class FA, 0.583% (1-month USLIBOR +0.400%), 8/15/2032	223,670
78,055		Series 2481, Class FC, 1.183% (1-month USLIBOR +1.000%), 5/15/2031	79,421
183,507		Series 2493, Class F, 0.583% (1-month USLIBOR +0.400%), 9/15/2029	183,963
250,419		Series 2495, Class F, 0.583% (1-month USLIBOR +0.400%), 9/15/2032	250,963
163,422		Series 2498, Class HF, 1.183% (1-month USLIBOR +1.000%), 6/15/2032	166,303
94,038		Series 2504, Class FP, 0.683% (1-month USLIBOR +0.500%), 3/15/2032	94,570
344,471		Series 2526, Class FC, 0.583% (1-month USLIBOR +0.400%), 11/15/2032	345,524
289,723		Series 2530, Class FK, 0.583% (1-month USLIBOR +0.400%), 6/15/2029	289,985
465,024		Series 2551, Class FD, 0.583% (1-month USLIBOR +0.400%), 1/15/2033	465,799
189,846		Series 2571, Class FK, 0.683% (1-month USLIBOR +0.500%), 9/15/2023	190,091
81,933		Series 2610, Class FD, 0.683% (1-month USLIBOR +0.500%), 12/15/2032	82,345
1,435,204		Series 2631, Class FC, 0.583% (1-month USLIBOR +0.400%), 6/15/2033	1,437,401
297,922		Series 2671, Class F, 0.633% (1-month USLIBOR +0.450%), 9/15/2033	298,979
443,316		Series 2684, Class FV, 1.083% (1-month USLIBOR +0.900%), 10/15/2033	450,098
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$1,603,688		Series 2750, Class FG, 1.214% (1-month USLIBOR +0.400%), 2/15/2034	$1,605,728
3,820,637		Series 2750, Class FH, 1.314% (1-month USLIBOR +0.500%), 2/15/2034	3,846,253
15,824		Series 2763, Class FB, 0.533% (1-month USLIBOR +0.350%), 4/15/2032	15,818
306,106		Series 2796, Class FD, 0.533% (1-month USLIBOR +0.350%), 7/15/2026	306,536
802,524		Series 2812, Class LF, 0.583% (1-month USLIBOR +0.400%), 6/15/2034	803,465
562,907		Series 3036, Class NF, 0.483% (1-month USLIBOR +0.300%), 8/15/2035	560,893
118,482		Series 3085, Class FW, 0.883% (1-month USLIBOR +0.700%), 8/15/2035	119,898
765,149		Series 3085, Class VF, 0.503% (1-month USLIBOR +0.320%), 12/15/2035	763,751
764,575		Series 3184, Class JF, 0.583% (1-month USLIBOR +0.400%), 7/15/2036	765,093
723,354		Series 3191,Class FE, 0.583% (1-month USLIBOR +0.400%), 7/15/2036	723,731
70,528		Series 3300, Class FA, 0.483% (1-month USLIBOR +0.300%), 8/15/2035	70,237
70,779		Series 3325, Class NF, 0.483% (1-month USLIBOR +0.300%), 8/15/2035	70,486
852,627		Series 3380, Class FP, 0.533% (1-month USLIBOR +0.350%), 11/15/2036	851,044
658,457		Series 3542, Class NF, 0.933% (1-month USLIBOR +0.750%), 7/15/2036	666,537
35,815,959		Series 4915, Class FD, 0.633% (1-month USLIBOR +0.450%), 9/25/2049	35,918,543
22,464,706		Series 4916, Class FA, 0.583% (1-month USLIBOR +0.400%), 9/25/2049	22,469,722
7,112,235		Series 4925, Class FH, 0.583% (1-month USLIBOR +0.400%), 10/25/2049	7,110,822
12,591,500		Series 4936, Class PF, 0.683% (1-month USLIBOR +0.500%), 12/25/2049	12,563,577
50,102,536		Series 4937, Class MF, 1.154% (1-month USLIBOR +0.450%), 12/25/2049	50,159,964
31,167,703		Series 4944, Class HF, 0.633% (1-month USLIBOR +0.450%), 1/25/2050	31,228,692
14,712,607		Series 4965, Class KF, 1.578% (1-month USLIBOR +0.650%), 4/25/2050	14,772,611
		TOTAL	196,077,297
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—15.6%
$110,008		Series 1993-165, Class FE, 1.318% (1-month USLIBOR +1.150%), 9/25/2023	$110,618
50,138		Series 1993-62, Class FA, 2.084% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	51,028
102,740		Series 1998-22, Class FA, 0.582% (1-month USLIBOR +0.400%), 4/18/2028	102,529
26,571		Series 2000-34, Class F, 0.618% (1-month USLIBOR +0.450%), 10/25/2030	26,670
16,854		Series 2000-37, Class FA, 0.668% (1-month USLIBOR +0.500%), 11/25/2030	16,884
35,204		Series 2001-34, Class FB, 0.482% (1-month USLIBOR +0.300%), 12/18/2028	35,067
45,670		Series 2001-34, Class FL, 0.668% (1-month USLIBOR +0.500%), 8/25/2031	45,914
315,296		Series 2001-46, Class F, 0.582% (1-month USLIBOR +0.400%), 9/18/2031	316,066
182,371		Series 2001-53, Class FX, 0.518% (1-month USLIBOR +0.350%), 10/25/2031	181,847
446,706		Series 2001-56, Class FG, 0.668% (1-month USLIBOR +0.500%), 10/25/2031	448,764
146,023		Series 2001-68, Class FD, 0.668% (1-month USLIBOR +0.500%), 12/25/2031	146,570
271,065		Series 2002-17, Class JF, 1.168% (1-month USLIBOR +1.000%), 4/25/2032	276,047
276,877		Series 2002-34, Class FC, 1.182% (1-month USLIBOR +1.000%), 12/18/2031	281,703
169,960		Series 2002-37, Class F, 0.968% (1-month USLIBOR +0.800%), 11/25/2031	171,771
9,501		Series 2002-39, Class FB, 0.732% (1-month USLIBOR +0.550%), 3/18/2032	9,587
176,359		Series 2002-4, Class FJ, 0.618% (1-month USLIBOR +0.450%), 2/25/2032	177,185
86,773		Series 2002-41, Class F, 0.718% (1-month USLIBOR +0.550%), 7/25/2032	87,224
855,054		Series 2002-47, Class NF, 1.168% (1-month USLIBOR +1.000%), 4/25/2032	870,262
126,877		Series 2002-52, Class FD, 0.668% (1-month USLIBOR +0.500%), 9/25/2032	127,807
168,404		Series 2002-53, Class FG, 1.268% (1-month USLIBOR +1.100%), 7/25/2032	172,027
576,732		Series 2002-58, Class FD, 0.768% (1-month USLIBOR +0.600%), 8/25/2032	582,114
194,620		Series 2002-64, Class FJ, 1.168% (1-month USLIBOR +1.000%), 4/25/2032	198,197
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$135,095		Series 2002-74, Class FV, 0.618% (1-month USLIBOR +0.450%), 11/25/2032	$135,562
116,481		Series 2002-75, Class FD, 1.182% (1-month USLIBOR +1.000%), 11/18/2032	118,613
417,089		Series 2002-77, Class FH, 0.582% (1-month USLIBOR +0.400%), 12/18/2032	417,454
215,740		Series 2002-8, Class FA, 0.932% (1-month USLIBOR +0.750%), 3/18/2032	218,617
74,965		Series 2002-82, Class FB, 0.668% (1-month USLIBOR +0.500%), 12/25/2032	75,414
297,414		Series 2002-82, Class FC, 1.168% (1-month USLIBOR +1.000%), 9/25/2032	302,904
124,282		Series 2002-82, Class FG, 0.618% (1-month USLIBOR +0.450%), 12/25/2032	124,703
541,932		Series 2002-89, Class F, 0.468% (1-month USLIBOR +0.300%), 1/25/2033	541,949
244,148		Series 2002-9, Class FH, 0.668% (1-month USLIBOR +0.500%), 3/25/2032	245,925
118,964		Series 2002-90, Class FH, 0.987% (1-month USLIBOR +0.500%), 9/25/2032	119,660
1,161,167		Series 2002-93, Class FJ, 0.718% (1-month USLIBOR +0.550%), 1/25/2033	1,169,492
240,713		Series 2003-102, Class FT, 0.568% (1-month USLIBOR +0.400%), 10/25/2033	241,420
651,004		Series 2003-107, Class FD, 0.668% (1-month USLIBOR +0.500%), 11/25/2033	654,289
1,573,492		Series 2003-116, Class HF, 0.718% (1-month USLIBOR +0.550%), 11/25/2033	1,584,473
486,603		Series 2003-121, Class FD, 0.568% (1-month USLIBOR +0.400%), 12/25/2033	487,387
148,317		Series 2003-14, Class FT, 0.668% (1-month USLIBOR +0.500%), 3/25/2033	149,232
305,183		Series 2003-19, Class FY, 0.568% (1-month USLIBOR +0.400%), 3/25/2033	305,696
128,514		Series 2003-2, Class FA, 0.668% (1-month USLIBOR +0.500%), 2/25/2033	129,282
224,763		Series 2003-21, Class TF, 0.618% (1-month USLIBOR +0.450%), 3/25/2033	225,620
433,932		Series 2003-66, Class FA, 0.518% (1-month USLIBOR +0.350%), 7/25/2033	434,060
479,949		Series 2003-79, Class FC, 0.618% (1-month USLIBOR +0.450%), 8/25/2033	480,893
943,820		Series 2004-17, Class FT, 0.568% (1-month USLIBOR +0.400%), 4/25/2034	946,316
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$822,948		Series 2004-2, Class FW, 0.568% (1-month USLIBOR +0.400%), 2/25/2034	$823,967
651,642		Series 2004-49, Class FN, 0.568% (1-month USLIBOR +0.400%), 7/25/2034	652,742
1,666,614		Series 2004-49, Class FQ, 0.618% (1-month USLIBOR +0.450%), 7/25/2034	1,671,455
1,341,059		Series 2004-51, Class FY, 0.548% (1-month USLIBOR +0.380%), 7/25/2034	1,341,665
608,563		Series 2004-53, Class FC, 0.618% (1-month USLIBOR +0.450%), 7/25/2034	611,437
410,857		Series 2004-64, Class FW, 0.618% (1-month USLIBOR +0.450%), 8/25/2034	413,194
570,693		Series 2005-104, Class FA, 0.568% (1-month USLIBOR +0.400%), 12/25/2035	570,991
80,949		Series 2006-60, Class FD, 0.598% (1-month USLIBOR +0.430%), 4/25/2035	80,904
2,778,319		Series 2006-75, Class FP, 0.468% (1-month USLIBOR +0.300%), 8/25/2036	2,769,052
533,848		Series 2006-79, Class DF, 0.518% (1-month USLIBOR +0.350%), 8/25/2036	533,441
811,293		Series 2006-81, Class FA, 0.837% (1-month USLIBOR +0.350%), 9/25/2036	810,914
1,766,385		Series 2006-90, Class FE, 0.618% (1-month USLIBOR +0.450%), 9/25/2036	1,771,754
936,394		Series 2006-98, Class FB, 0.478% (1-month USLIBOR +0.310%), 10/25/2036	933,467
2,935,348		Series 2006-W1, Class 2AF1, 2.238%, 2/25/2046	2,899,056
934,410		Series 2008-52, Class FD, 0.518% (1-month USLIBOR +0.350%), 6/25/2036	932,210
14,720,302		Series 2012-116, Class FA, 0.468% (1-month USLIBOR +0.300%), 10/25/2042	14,645,308
6,185,183		Series 2016-63, Class AF, 0.668% (1-month USLIBOR +0.500%), 9/25/2046	6,192,634
24,620,836		Series 2018-70, Class HF, 0.518% (1-month USLIBOR +0.350%), 10/25/2058	24,543,512
14,985,038		Series 2018-95, Class FB, 0.568% (1-month USLIBOR +0.400%), 1/25/2049	14,969,250
42,476,633		Series 2019-41, Class FD, 0.668% (1-month USLIBOR +0.500%), 8/25/2059	42,613,145
24,282,791		Series 2019-67, Class FB, 0.618% (1-month USLIBOR +0.450%), 11/25/2049	24,225,438
18,828,414		Series 2019-81, Class FJ, 0.668% (1-month USLIBOR +0.500%), 1/25/2050	18,872,045
		TOTAL	176,422,423
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—27.9%
$251,705		Series 2004-59, Class FV, 0.420% (1-month USLIBOR +0.250%), 10/20/2033	$250,999
626,478		Series 2009-96, Class GF, 0.632% (1-month USLIBOR +0.450%), 4/16/2039	626,754
10,302,512		Series 2010-62, Class PF, 0.670% (1-month USLIBOR +0.500%), 5/20/2040	10,380,326
6,310,623		Series 2011-23, Class KF, 0.582% (1-month USLIBOR +0.400%), 2/16/2041	6,330,107
4,644,791		Series 2011-51, Class FA, 0.570% (1-month USLIBOR +0.400%), 4/20/2041	4,654,008
9,200,920		Series 2011-H07, Class FA, 1.516% (1-month USLIBOR +0.500%), 2/20/2061	9,196,821
15,802,177		Series 2012-H15, Class FB, 1.516% (1-month USLIBOR +0.500%), 6/20/2062	15,790,456
4,546,082		Series 2012-H18, Class FA, 1.566% (1-month USLIBOR +0.550%), 8/20/2062	4,546,081
4,383,781		Series 2012-H18, Class SA, 1.596% (1-month USLIBOR +0.580%), 8/20/2062	4,388,074
8,762,881		Series 2012-H24, Class FC, 1.416% (1-month USLIBOR +0.400%), 10/20/2062	8,727,648
15,829,624		Series 2012-H25, Class BF, 1.396% (1-month USLIBOR +0.380%), 9/20/2062	15,780,579
13,500,432		Series 2012-H29, Class BF, 1.356% (1-month USLIBOR +0.340%), 11/20/2062	13,447,234
13,139,280		Series 2012-H29, Class CF, 1.356% (1-month USLIBOR +0.340%), 2/20/2062	13,073,281
2,312,768		Series 2012-H30, Class SA, 1.386% (1-month USLIBOR +0.370%), 12/20/2062	2,298,802
8,953,092		Series 2012-H31, Class FA, 1.366% (1-month USLIBOR +0.350%), 11/20/2062	8,916,227
23,793,036		Series 2015-H02, Class FA, 1.666% (1-month USLIBOR +0.650%), 1/20/2065	23,815,330
24,084,681		Series 2015-H06, Class FB, 1.666% (1-month USLIBOR +0.650%), 2/20/2065	24,107,680
3,629,447		Series 2016-116, Class DF, 0.570% (1-month USLIBOR +0.400%), 9/20/2046	3,623,960
19,132,028		Series 2016-120, Class FA, 0.570% (1-month USLIBOR +0.400%), 9/20/2046	19,106,431
16,084,701		Series 2016-147, Class AF, 0.570% (1-month USLIBOR +0.400%), 10/20/2046	16,045,307
20,133,043		Series 2016-H26, Class FC, 2.016% (1-month USLIBOR +1.000%), 12/20/2066	20,427,364
15,507,793		Series 2017-4, Class FA, 0.570% (1-month USLIBOR +0.400%), 1/20/2047	15,486,427
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$25,551,087		Series 2017-H08, Class FC, 1.616% (1-month USLIBOR +0.600%), 3/20/2067	$25,886,174
22,565,539		Series 2019-10, Class FC, 0.620% (1-month USLIBOR +0.450%), 1/20/2049	22,613,134
25,051,463		Series 2019-6, Class FJ, 0.570% (1-month USLIBOR +0.400%), 1/20/2049	25,040,879
		TOTAL	314,560,083
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $685,765,937)	689,265,736
		GOVERNMENT AGENCIES—13.1%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.1%
5,000,000		0.125% (Secured Overnight Financing Rate +0.065%), 8/20/2021	4,990,957
1,250,000		0.180% (Secured Overnight Financing Rate +0.120%), 3/18/2021	1,249,643
2,500,000		0.360% (Secured Overnight Financing Rate +0.300%), 9/24/2021	2,502,590
4,000,000		0.428% (1-month USLIBOR +0.025%), 10/30/2020	4,000,681
		TOTAL	12,743,871
		Federal Farm Credit System—0.1%
1,000,000		0.550%, 3/26/2021	1,000,016
	[2]	Federal Home Loan Bank System Discount Notes—3.3%
2,500,000		0.240%, 8/7/2020	2,499,302
1,000,000		0.350%, 4/1/2021	998,480
1,500,000		0.400%, 3/19/2021	1,497,817
1,500,000		0.400%, 3/9/2021	1,497,892
3,000,000		0.420%, 12/14/2020	2,997,060
1,000,000		0.440%, 8/10/2020	999,708
1,500,000		0.450%, 3/8/2021	1,497,900
5,000,000		0.450%, 9/3/2020	4,997,911
600,000		0.486%, 6/10/2020	599,984
2,000,000		0.500%, 7/21/2020	1,999,639
4,500,000		0.520%, 1/8/2021	4,495,027
3,000,000		0.520%, 6/9/2020	2,999,927
6,000,000		0.520%, 8/3/2020	5,998,425
3,000,000		1.010%, 6/3/2020	2,999,982
1,000,000		1.380%, 7/16/2020	999,838
500,000		1.385%, 7/14/2020	499,922
		TOTAL	37,578,814
	[1]	Federal Home Loan Bank System Floating Rate Notes—6.1%
3,000,000		0.080% (Secured Overnight Financing Rate +0.020%), 8/28/2020	2,999,484
Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal Home Loan Bank System Floating Rate Notes—continued
$1,000,000		0.085% (Secured Overnight Financing Rate +0.025%), 9/28/2020	$999,762
2,000,000		0.090% (Secured Overnight Financing Rate +0.030%), 8/5/2020	1,999,815
5,000,000		0.095% (Secured Overnight Financing Rate +0.035%), 2/25/2021	4,996,572
5,000,000		0.095% (Secured Overnight Financing Rate +0.035%), 6/19/2020	4,999,914
5,000,000		0.110% (Secured Overnight Financing Rate +0.050%), 1/22/2021	4,997,708
1,250,000		0.120% (1-month USLIBOR -0.050%), 8/20/2020	1,249,945
2,000,000		0.125% (Secured Overnight Financing Rate +0.065%), 2/26/2021	1,999,068
2,500,000		0.140% (Secured Overnight Financing Rate +0.080%), 3/4/2021	2,499,072
1,750,000		0.145% (Secured Overnight Financing Rate +0.085%), 9/11/2020	1,749,957
2,000,000		0.152% (1-month USLIBOR -0.030%), 4/16/2021	1,999,650
3,000,000		0.160% (Secured Overnight Financing Rate +0.100%), 12/23/2020	2,999,748
1,000,000		0.160% (Secured Overnight Financing Rate +0.100%), 2/22/2021	999,807
3,000,000		0.160% (Secured Overnight Financing Rate +0.100%), 7/17/2020	3,000,105
5,000,000		0.165% (Secured Overnight Financing Rate +0.105%), 10/1/2020	5,000,124
2,400,000		0.180% (Secured Overnight Financing Rate +0.120%), 10/7/2020	2,400,178
5,000,000		0.180% (Secured Overnight Financing Rate +0.120%), 2/28/2022	4,993,330
1,500,000		0.190% (Secured Overnight Financing Rate +0.130%), 10/16/2020	1,500,166
2,000,000		0.195% (Secured Overnight Financing Rate +0.135%), 3/10/2021	2,000,085
2,000,000		0.210% (Secured Overnight Financing Rate +0.150%), 9/3/2021	1,999,651
2,000,000		0.222% (1-month USLIBOR +0.040%), 3/17/2021	1,999,683
1,500,000		0.230% (Secured Overnight Financing Rate +0.170%), 4/9/2021	1,500,449
2,500,000		0.290% (Secured Overnight Financing Rate +0.230%), 4/13/2021	2,502,064
4,000,000		0.290% (Secured Overnight Financing Rate +0.230%), 9/25/2020	4,001,725
3,000,000		0.425% (3-month USLIBOR -0.115%), 11/5/2020	3,000,831
		TOTAL	68,388,893
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.1%
1,500,000		0.090% (Secured Overnight Financing Rate +0.030%), 2/24/2021	1,499,398
2,000,000		0.100% (Secured Overnight Financing Rate +0.040%), 9/10/2020	1,999,904
5,000,000		0.120% (Secured Overnight Financing Rate +0.060%), 6/14/2021	4,996,852
750,000		0.260% (Secured Overnight Financing Rate +0.200%), 3/11/2022	750,432
3,500,000		0.330% (Secured Overnight Financing Rate +0.270%), 6/24/2021	3,506,183
		TOTAL	12,752,769
	[1]	Federal National Mortgage Association Floating Rate Notes—1.4%
750,000		0.100% (Secured Overnight Financing Rate +0.040%), 12/4/2020	749,845
3,000,000		0.100% (Secured Overnight Financing Rate +0.040%), 6/5/2020	2,999,985
Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal National Mortgage Association Floating Rate Notes—continued
$1,500,000		0.140% (Secured Overnight Financing Rate +0.080%), 9/16/2020	$1,499,911
1,000,000		0.230% (Secured Overnight Financing Rate +0.170%), 3/9/2022	999,754
1,000,000		0.280% (Secured Overnight Financing Rate +0.220%), 5/9/2022	1,000,785
2,000,000		0.290% (Secured Overnight Financing Rate +0.230%), 5/6/2022	2,001,954
2,300,000		0.330% (Secured Overnight Financing Rate +0.270%), 5/4/2022	2,304,032
1,500,000		0.370% (Secured Overnight Financing Rate +0.310%), 10/25/2021	1,503,398
1,000,000		0.380% (Secured Overnight Financing Rate +0.320%), 4/27/2022	1,002,696
1,500,000		0.380% (Secured Overnight Financing Rate +0.320%), 4/28/2022	1,503,532
		TOTAL	15,565,892
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $147,993,353)	148,030,255
		MORTGAGE-BACKED SECURITIES—0.9%
		Federal National Mortgage Association—0.9%
8,970,779		2.000%, 1/1/2032	9,284,947
44,573		7.500%, 1/1/2032	52,363
148,293		7.500%, 8/1/2032	174,030
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,138,155)	9,511,340
		U.S. TREASURY—11.5%
	[2]	U.S. Treasury Bills—8.4%
5,000,000		United States Treasury Bills, 0.085%, 6/11/2020	4,999,830
12,000,000		United States Treasury Bills, 0.095%, 6/2/2020	11,999,960
12,000,000		United States Treasury Bills, 0.095%, 6/30/2020	11,998,767
12,000,000		United States Treasury Bills, 0.125%, 8/13/2020	11,996,683
2,500,000		United States Treasury Bills, 0.130%, 8/20/2020	2,499,146
7,000,000		United States Treasury Bills, 0.140%, 9/1/2020	6,997,042
5,000,000		United States Treasury Bills, 0.140%, 9/17/2020	4,997,452
8,000,000		United States Treasury Bills, 0.145%, 9/10/2020	7,996,381
2,500,000		United States Treasury Bills, 0.147%, 10/13/2020	2,498,500
11,000,000		United States Treasury Bills, 0.150%, 10/27/2020	10,992,764
14,000,000		United States Treasury Bills, 0.155%, 11/12/2020	13,989,059
3,000,000		United States Treasury Bills, 1.440%, 8/27/2020	2,998,979
750,000		United States Treasury Bills, 1.620%, 7/16/2020	749,865
		TOTAL	94,714,428
		U.S. Treasury Notes—3.1%
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.245% (91-day T-Bill +0.115%), 6/2/2020	10,007,892
Annual Shareholder Report

Principal Amount			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$5,000,000	[1]	United States Treasury Floating Rate Notes, 0.269% (91-day T-Bill +0.139%), 6/2/2020	$5,005,324
1,000,000	[1]	United States Treasury Floating Rate Notes, 0.284% (91-day T-Bill +0.154%), 6/2/2020	1,001,123
250,000		United States Treasury Note, 1.125%, 2/28/2021	251,749
1,000,000		United States Treasury Note, 1.375%, 1/31/2021	1,008,006
1,000,000		United States Treasury Note, 2.000%, 1/15/2021	1,011,430
1,000,000		United States Treasury Note, 2.250%, 2/15/2021	1,014,620
5,000,000		United States Treasury Note, 2.250%, 4/30/2021	5,093,347
2,000,000		United States Treasury Note, 2.375%, 4/15/2021	2,037,858
1,000,000		United States Treasury Note, 2.500%, 2/28/2021	1,017,269
500,000		United States Treasury Note, 2.500%, 6/30/2020	500,931
2,000,000		United States Treasury Note, 2.625%, 11/15/2020	2,022,441
2,000,000		United States Treasury Note, 2.625%, 8/31/2020	2,012,346
500,000		United States Treasury Note, 2.750%, 11/30/2020	506,486
1,000,000		United States Treasury Note, 2.750%, 9/30/2020	1,008,583
2,000,000		United States Treasury Note, 2.875%, 10/31/2020	2,022,492
		TOTAL	35,521,897
		TOTAL U.S. TREASURY (IDENTIFIED COST $130,156,773)	130,236,325
		REPURCHASE AGREEMENTS—15.6%
75,958,000		Interest in $495,000,000 joint repurchase agreement 0.07%, dated 5/29/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $495,002,888 on 6/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2047 and the market value of those underlying securities was $504,902,945.	75,958,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Interest in $600,000,000 joint repurchase agreement 0.07%, dated 5/29/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $600,003,500 on 6/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2068 and the market value of those underlying securities was $615,645,268.	$100,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $175,958,000)	175,958,000
	TOTAL INVESTMENT IN SECURITIES—102.5% (IDENTIFIED COST $1,152,464,806)[3]	1,156,473,573
	OTHER ASSETS AND LIABILITIES - NET—(2.5)%[4]	(27,894,014)
	TOTAL NET ASSETS—100%	$1,128,579,559
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.83	$9.83	$9.83	$9.82	$9.87	$9.88
Income From Investment Operations:
Net investment income (loss)[2]	0.11	0.15	0.09	0.03	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.08	(0.00)[3]	0.00[3]	0.00[3]	(0.04)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.19	0.15	0.09	0.03	(0.05)	(0.01)
Less Distributions:
Distributions from net investment income	(0.14)	(0.15)	(0.09)	(0.02)	(0.00)[3]	—
Distributions from net realized gain	—	—	(0.00)[3]	(0.00)[3]	—	—
TOTAL DISTRIBUTIONS	(0.14)	(0.15)	(0.09)	(0.02)	(0.00)[3]	—
Net Asset Value, End of Period	$9.88	$9.83	$9.83	$9.83	$9.82	$9.87
Total Return[4]	1.92%	1.49%	0.95%	0.35%	(0.49)%	(0.10)%
Ratios to Average Net Assets:
Net expenses[5]	0.50%	0.71%[6]	0.71%	0.71%	0.70%	0.70%
Net investment income (loss)	1.12%	1.78%[6]	0.91%	0.25%	(0.08)%	(0.19)%
Expense waiver/reimbursement[7]	0.28%	0.27%[6]	0.33%	0.33%	0.37%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,260	$7,551	$7,283	$9,318	$8,265	$14,369
Portfolio turnover	26%	31%	18%	19%	8%	22%
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.89	$9.89	$9.89	$9.87	$9.92	$9.91
Income From Investment Operations:
Net investment income (loss)	0.16[2]	0.18	0.14[2]	0.07	0.04[2]	0.03[2]
Net realized and unrealized gain (loss)	0.05	(0.00)[3]	0.00[3]	0.02	(0.05)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.18	0.14	0.09	(0.01)	0.04
Less Distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.14)	(0.07)	(0.04)	(0.03)
Distributions from net realized gain	—	—	(0.00)[3]	(0.00)[3]	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.18)	(0.14)	(0.07)	(0.04)	(0.03)
Net Asset Value, End of Period	$9.93	$9.89	$9.89	$9.89	$9.87	$9.92
Total Return[4]	2.12%	1.87%	1.40%	0.90%	(0.11)%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.26%	0.26%[6]	0.26%	0.26%	0.25%	0.25%
Net investment income	1.66%	2.24%[6]	1.37%	0.70%	0.39%	0.26%
Expense waiver/reimbursement[7]	0.24%	0.22%[6]	0.27%	0.27%	0.31%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$806,378	$548,896	$455,799	$580,916	$525,218	$534,159
Portfolio turnover	26%	31%	18%	19%	8%	22%
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.88	$9.89	$9.88	$9.87	$9.92	$9.91
Income From Investment Operations:
Net investment income (loss)	0.16[2]	0.18	0.13[2]	0.06	0.03[2]	0.02[2]
Net realized and unrealized gain (loss)	0.05	(0.01)	0.01	0.01	(0.05)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.17	0.14	0.07	(0.02)	0.03
Less Distributions:
Distributions from net investment income	(0.16)	(0.18)	(0.13)	(0.06)	(0.03)	(0.02)
Distributions from net realized gain	—	—	(0.00)[3]	(0.00)[3]	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.18)	(0.13)	(0.06)	(0.03)	(0.02)
Net Asset Value, End of Period	$9.93	$9.88	$9.89	$9.88	$9.87	$9.92
Total Return[4]	2.12%	1.69%	1.40%	0.70%	(0.21)%	0.26%
Ratios to Average Net Assets:
Net expenses[5]	0.36%	0.36%[6]	0.36%	0.36%	0.35%	0.35%
Net investment income	1.60%	2.13%[6]	1.27%	0.58%	0.29%	0.16%
Expense waiver/reimbursement[7]	0.24%	0.22%[6]	0.27%	0.28%	0.32%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,306	$211,677	$222,133	$254,978	$308,777	$346,922
Portfolio turnover	26%	31%	18%	19%	8%	22%
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,		Period Ended 7/31/2016[2]
			2018	2017
Net Asset Value, Beginning of Period	$9.89	$9.89	$9.89	$9.87	$9.86
Income From Investment Operations:
Net investment income (loss)	0.15[3]	0.18	0.15[3]	0.09[3]	0.02[3]
Net realized and unrealized gain (loss)	0.06	(0.00)[4]	(0.01)	(0.00)[4]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.18	0.14	0.09	0.03
Less Distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.14)	(0.07)	(0.02)
Distributions from net realized gain	—	—	(0.00)[4]	(0.00)[4]	—
TOTAL DISTRIBUTIONS	(0.17)	(0.18)	(0.14)	(0.07)	(0.02)
Net Asset Value, End of Period	$9.93	$9.89	$9.89	$9.89	$9.87
Total Return[5]	2.14%	1.89%	1.42%	0.92%	0.28%
Ratios to Average Net Assets:
Net expenses[6]	0.24%	0.24%[7]	0.24%	0.24%	0.23%[7]
Net investment income	1.55%	2.27%[7]	1.49%	0.91%	0.66%[7]
Expense waiver/reimbursement[8]	0.22%	0.19%[7]	0.24%	0.25%	0.24%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,636	$35,355	$18,767	$5,002	$59
Portfolio turnover	26%	31%	18%	19%	8%[9]
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from March 29, 2016, (date of initial investment) to July 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020
Assets:
Investment in repurchase agreements	$175,958,000
Investment in securities	980,515,573
Investment in securities, at value including (identified cost $1,152,464,806)		$1,156,473,573
Cash		402,449
Income receivable		251,818
Receivable for investments sold		4,000,000
Receivable for shares sold		3,859,729
TOTAL ASSETS		1,164,987,569
Liabilities:
Payable for investments purchased	$35,858,915
Payable for shares redeemed	358,500
Payable for Directors’/Trustees’ fees (Note 5)	456
Payable for investment adviser fee (Note 5)	5,326
Payable for administrative fees (Note 5)	7,190
Income distribution payable	44,684
Payable for other service fees (Notes 2 and 5)	23,839
Accrued expenses (Note 5)	109,100
TOTAL LIABILITIES		36,408,010
Net assets for 113,646,923 shares outstanding		$1,128,579,559
Net Assets Consist of:
Paid-in capital		$1,124,963,540
Total distributable earnings (loss)		3,616,019
TOTAL NET ASSETS		$1,128,579,559
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($39,259,926 ÷ 3,975,228 shares outstanding), no par value, unlimited shares authorized	$9.88
Offering price per share	$9.88
Redemption proceeds per share	$9.88
Institutional Shares:
Net asset value per share ($806,377,622 ÷ 81,179,780 shares outstanding), no par value, unlimited shares authorized	$9.93
Offering price per share	$9.93
Redemption proceeds per share	$9.93
Service Shares:
Net asset value per share ($228,306,276 ÷ 22,989,851 shares outstanding), no par value, unlimited shares authorized	$9.93
Offering price per share	$9.93
Redemption proceeds per share	$9.93
Class R6 Shares:
Net asset value per share ($54,635,735 ÷ 5,502,064 shares outstanding), no par value, unlimited shares authorized	$9.93
Offering price per share	$9.93
Redemption proceeds per share	$9.93
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended May 31, 2020
Investment Income:
Interest			$16,956,385
Expenses:
Investment adviser fee (Note 5)		$2,640,960
Administrative fee (Note 5)		694,538
Custodian fees		50,984
Transfer agent fee (Note 2)		445,944
Directors’/Trustees’ fees (Note 5)		5,700
Auditing fees		30,300
Legal fees		5,350
Portfolio accounting fees		164,011
Distribution services fee (Note 5)		9,661
Other service fees (Notes 2 and 5)		234,433
Share registration costs		333,195
Printing and postage		27,508
Miscellaneous (Note 5)		53,072
TOTAL EXPENSES		4,695,656
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,923,022)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(207,591)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,130,613)
Net expenses			2,565,043
Net investment income			14,391,342
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			283,035
Net change in unrealized depreciation of investments			4,649,250
Net realized and unrealized gain on investments			4,932,285
Change in net assets resulting from operations			$19,323,627
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,391,342	$14,792,079	$11,295,450
Net realized gain (loss)	283,035	(985,634)	(31)
Net change in unrealized appreciation/depreciation	4,649,250	856,352	149,022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,323,627	14,662,797	11,444,441
Distributions to Shareholders:
Class A Shares	(142,997)	(113,305)	(74,516)
Institutional Shares	(9,985,115)	(10,174,096)	(8,124,748)
Service Shares	(3,329,834)	(3,941,500)	(3,015,318)
Class R6 Shares	(668,315)	(551,791)	(158,842)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,126,261)	(14,780,692)	(11,373,424)
Share Transactions:
Proceeds from sale of shares	890,641,423	477,943,290	395,037,474
Net asset value of shares issued to shareholders in payment of distributions declared	13,082,730	13,727,083	10,643,366
Cost of shares redeemed	(583,820,827)	(392,056,223)	(551,981,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	319,903,326	99,614,150	(146,300,888)
Change in net assets	325,100,692	99,496,255	(146,229,871)
Net Assets:
Beginning of period	803,478,867	703,982,612	850,212,483
End of period	$1,128,579,559	$803,478,867	$703,982,612
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2020
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is current income.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Institutional Trust and Federated Hermes Government Ultrashort Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
Annual Shareholder Report

repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of
Annual Shareholder Report

mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waivers and reimbursement of $2,130,613 is disclosed in various locations in this Note 2 and Note 5. For the year ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$5,657	$(802)
Institutional Shares	318,541	(145,376)
Service Shares	118,257	(58,081)
Class R6 Shares	3,489	—
TOTAL	$445,944	$(204,259)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended May 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$24,033	$—
Service Shares	210,400	(79)
TOTAL	$234,433	$(79)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,444,493	$43,715,805	387,934	$3,814,854	233,446	$2,294,134
Shares issued to shareholders in payment of distributions declared	14,120	138,883	11,382	111,917	7,473	73,458
Shares redeemed	(1,251,370)	(12,305,542)	(371,952)	(3,658,069)	(447,999)	(4,402,292)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,207,243	$31,549,146	27,364	$268,702	(207,080)	$(2,034,700)

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	67,345,786	$666,060,801	39,521,265	$390,676,386	33,038,086	$326,537,886
Shares issued to shareholders in payment of distributions declared	923,974	9,136,530	936,992	9,263,885	752,876	7,442,067
Shares redeemed	(42,616,587)	(421,262,910)	(31,033,038)	(306,780,646)	(46,449,123)	(459,122,861)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANS- ACTIONS	25,653,173	$253,934,421	9,425,219	$93,159,625	(12,658,161)	$(125,142,908)
Annual Shareholder Report

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,818,802	$77,271,615	4,700,279	$46,455,244	3,497,531	$34,557,728
Shares issued to shareholders in payment of distributions declared	329,633	3,258,782	395,113	3,905,601	302,802	2,991,927
Shares redeemed	(6,574,431)	(64,990,024)	(6,147,986)	(60,764,729)	(7,128,373)	(70,432,082)
NET CHANGE RESULTING FROM SERVICE SHARE TRANS- ACTIONS	1,574,004	$15,540,373	(1,052,594)	$(10,403,884)	(3,328,040)	$(32,882,427)

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Class R6 Share:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,483,491	$103,593,202	3,741,993	$36,996,806	3,202,174	$31,647,726
Shares issued to shareholders in payment of distributions declared	55,463	548,535	45,079	445,680	13,751	135,914
Shares redeemed	(8,613,075)	(85,262,351)	(2,109,038)	(20,852,779)	(1,823,558)	(18,024,493)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANS- ACTIONS	1,925,879	$18,879,386	1,678,034	$16,589,707	1,392,367	$13,759,147
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANS- ACTIONS	32,360,299	$319,903,326	10,078,023	$99,614,150	(14,800,914)	$(146,300,888)
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended May 31, 2020, period ended May 31, 2019 and year ended July 31, 2018 was as follows:
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Ordinary income	$14,126,261	$14,780,692	$11,372,154
Long-term capital gains	$—	$—	$1,270
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
As of May 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$309,882
Unrealized appreciation	$4,008,767
Capital loss carryforwards	$(702,630)
At May 31, 2020, the cost of investments for federal tax purposes was $1,152,464,806. The net unrealized appreciation of investments for federal tax purposes was $4,008,767. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,265,724 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,256,957.
As of May 31, 2020, the Fund had a capital loss carryforward of $702,630 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$—	$702,630	$702,630
The Fund used capital loss carryforwards of $283,035 to offset capital gains realized during the year ended May 31, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Prior to June 28, 2018, the Adviser fee was 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the Adviser voluntarily waived $1,923,022 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. Effective December 1, 2019, the Distribution (Rule 12b-1) Services Fee has been eliminated from Class A Shares and Class A Shares no longer charges this fee. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$9,661	$(3,253)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2020, FSC retained $2,549 of fees paid by the Fund. For the year ended May 31, 2020, the Fund’s Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended May 31, 2020, FSC retained $1,251 in sales charges from the sale of Class A Shares. Effective December 1, 2019, Class A Shares maximum sales charge of 2.00% has been eliminated.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended May 31, 2020, were as follows:
Purchases	$335,974,756
Sales	$58,013,818
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under
Annual Shareholder Report

the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the year ended May 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the year ended May 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF federated institutional trust and shareholders of Federated Government Ultrashort Duration Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the period from August 1, 2018 to May 31, 2019 and the year ended July 31, 2018, the financial highlights for the year then ended, the period from August 1, 2018 to May 31, 2019 and each of the four years in the period ended July 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Institutional Trust) at May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from August 1, 2018 to May 31, 2019 and the year ended July 31, 2018 and its financial highlights for the year then ended, the period from August 1, 2018 to May 31, 2019 and each of the four years in the period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
July 27, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,010.50	$2.51[2]
Institutional Shares	$1,000	$1,011.20	$1.31
Service Shares	$1,000	$1,010.80	$1.81
Class R6 Shares	$1,000	$1,011.30	$1.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.50	$2.53[2]
Institutional Shares	$1,000	$1,023.70	$1.32
Service Shares	$1,000	$1,023.20	$1.82
Class R6 Shares	$1,000	$1,023.80	$1.21
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.50%
Institutional Shares	0.26%
Service Shares	0.36%
Class R6 Shares	0.24%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 0.41% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.06 and $2.07, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Government Ultrashort Duration Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES GOVERNMENT ULTRASHORT FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
Annual Shareholder Report

Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
Annual Shareholder Report

Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
Annual Shareholder Report

to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust’’) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the “Trust’’, including Federated Hermes Government Ultrashort Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the “Trust’’ (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
Annual Shareholder Report

material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Ultrashort Duration Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
28968 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $97,990

Fiscal period ended 2019 - $97,990

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal period ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal period ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal period ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal period ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal period ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal period ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $231,361

Fiscal period ended 2019 - $562,869

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Hermes, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Hermes Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Hermes Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 27, 2020